Retirement Benefits - Principal Actuarial Assumptions (Detail)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of defined benefit plans [abstract]
Discount rates	0.70%	0.70%	0.60%